AmeriCredit Corp.

Composition of the Receivables

2006-B-G Total Pool

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pool as of the Subsequent Cutoff Date.

	New	Used	Total
Aggregate Principal Balance (1)	$355,146,355.93	$942,151,177.52	$1,297,297,533.45
Number of Receivables in Pool	16,325	57,791	74,116
Percent of Pool by Principal Balance	27.38%	72.62%	100.00%
Average Principal Balance	$21,754.75	$16,302.73	$17,503.61
Range of Principal Balances	($274.13 to $68,728.06)	($309.50 to $71,631.09)
Weighted Average APR (1)	15.74%	17.50%	17.02%
Range of APRs	(1.90% to 26.95%)	(5.70% to 30.00%)
Weighted Average Remaining Term	69	65	66
Range of Remaining Terms	(3 to 72 months )	(3 to 72 months )
Weighted Average Original Term	70	66	67
Range of Original Terms	(24 to 72 months )	(12 to 72 months )

(1)	Aggregate Principal Balance includes some portion of accrued interest. As a result, the Weighted Average APR of the Receivables may not be equivalent to the Contracts’ aggregate yield on the Aggregate Principal Balance.

Distribution of the Receivables by Score as of the Cutoff Date

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pool as of the Subsequent Cutoff Date.

	AmeriCredit Score (1)	Percent of Aggregate Principal Balance (3)	Credit Bureau Score (2)	Percent of Aggregate Principal Balance (3)
	<215	4.37%
	215-224	21.47%	<540	18.07%
	225-244	39.19%	540-599	40.45%
	245-259	20.85%	600-659	33.21%
	260+	14.13%	660+	8.27%

Weighted Average Score	238		588

(1)	Proprietary credit score, scaled from 135 to 320, developed and utilized by AmeriCredit to support the credit approval and pricing process.
(2)	A statistically based score (sometimes referred to as FICO score) generated by credit reporting agencies. AmeriCredit utilizes TransUnion, Equifax or Experien credit reports depending on the location of the obligor. Credit Bureau Scores are unavailable for some accounts and those accounts are not included in the Credit Bureau Score table above. Since these accounts are not included in the percentages above, the Aggregate Principal Balance of the accounts based on Credit Bureau Score may be less than the total statistical pool.
(3)	Percentages may not add to 100% because of rounding.

AmeriCredit Corp.

Distribution of the Receivables by APR as of the Cutoff Date

2006-B-G Total Pool

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pool as of the Subsequent Cutoff Date.

APR Range (1)	Aggregate Principal Balance as of Cutoff Date	Percent of Aggregate Principal Balance (2)	Number of Receivables	Percent of Number of Receivables (2)
1.000%-1.999%	192,351.59	0.01%	7	0.01%
2.000%-2.999%	230,290.18	0.02%	8	0.01%
3.000%-3.999%	584,898.70	0.05%	19	0.03%
4.000%-4.999%	728,999.01	0.06%	25	0.03%
5.000%-5.999%	323,161.93	0.02%	13	0.02%
6.000%-6.999%	873,391.80	0.07%	39	0.05%
7.000%-7.999%	3,922,380.50	0.30%	194	0.26%
8.000%-8.999%	8,754,972.85	0.67%	435	0.59%
9.000%-9.999%	23,121,193.89	1.78%	1,120	1.51%
10.000%-10.999%	34,701,565.71	2.67%	1,709	2.31%
11.000%-11.999%	44,916,556.39	3.46%	2,260	3.05%
12.000%-12.999%	67,260,986.55	5.18%	3,421	4.62%
13.000%-13.999%	76,616,389.02	5.91%	3,982	5.37%
14.000%-14.999%	101,692,520.37	7.84%	5,385	7.27%
15.000%-15.999%	112,677,902.20	8.69%	6,056	8.17%
16.000%-16.999%	142,314,782.36	10.97%	7,694	10.38%
17.000%-17.999%	161,100,443.97	12.42%	9,054	12.22%
18.000%-18.999%	190,228,411.63	14.66%	10,991	14.83%
19.000%-19.999%	85,816,867.51	6.62%	5,406	7.29%
20.000%-20.999%	73,956,932.71	5.70%	4,884	6.59%
21.000%-21.999%	75,031,150.56	5.78%	5,016	6.77%
22.000%-22.999%	45,723,589.33	3.52%	3,074	4.15%
23.000%-23.999%	28,190,324.11	2.17%	1,965	2.65%
24.000%-24.999%	15,812,232.90	1.22%	1,171	1.58%
25.000%-25.999%	2,054,824.61	0.16%	145	0.20%
26.000%-26.999%	231,903.15	0.02%	20	0.03%
27.000%-27.999%	145,777.48	0.01%	13	0.02%
28.000%-28.999%	33,843.38	0.00%	3	0.00%
29.000%-29.999%	52,227.12	0.00%	6	0.01%
30.000%-30.999%	6,661.94	0.00%	1	0.00%

TOTAL	1,297,297,533.45	100.00%	74,116	100.00%

(1)	Aggregate Principal Balances include some portion of accrued interest. Indicated APR’s represent APR’s on Principal Balance net of such accrued interest.
(2)	Percentages may not add to 100% because of rounding.

AmeriCredit Corp.

Distribution of the Receivables by Geographic Location of Obligor

2006-B-G Total Pool

This combined pool represents the collateral characteristics of the initial pool as of the Initial Cutoff Date plus the subsequent pool as of the Subsequent Cutoff Date.

State	Aggregate Principal Balance as of Cutoff Date (1)	Percent of Aggregate Principal Balance (2)	Number of Receivables	Percent of Number of Receivables (2)
Alabama	27,089,724.02	2.09%	1,550	2.09%
Alaska	1,297,205.22	0.10%	70	0.09%
Arizona	26,900,737.03	2.07%	1,526	2.06%
Arkansas	15,763,354.03	1.22%	899	1.21%
California	134,356,111.78	10.36%	6,723	9.07%
Colorado	18,912,575.64	1.46%	1,037	1.40%
Connecticut	9,743,808.87	0.75%	577	0.78%
Delaware	5,377,559.69	0.41%	317	0.43%
District of Columbia	2,083,551.17	0.16%	115	0.16%
Florida	131,019,468.72	10.10%	7,281	9.82%
Georgia	45,589,514.21	3.51%	2,520	3.40%
Hawaii	8,060,745.88	0.62%	424	0.57%
Idaho	3,205,596.98	0.25%	199	0.27%
Illinois	49,500,978.73	3.82%	2,998	4.05%
Indiana	26,808,979.54	2.07%	1,700	2.29%
Iowa	5,647,112.93	0.44%	340	0.46%
Kansas	6,162,412.15	0.48%	367	0.50%
Kentucky	20,375,426.05	1.57%	1,287	1.74%
Louisiana	23,550,840.43	1.82%	1,283	1.73%
Maine	3,609,374.00	0.28%	238	0.32%
Maryland	18,709,770.92	1.44%	1,069	1.44%
Massachusetts	20,158,688.66	1.55%	1,244	1.68%
Michigan	29,692,526.98	2.29%	1,889	2.55%
Minnesota	10,309,077.10	0.79%	650	0.88%
Mississippi	20,040,950.31	1.54%	1,114	1.50%
Missouri	20,009,385.51	1.54%	1,228	1.66%
Montana	1,048,733.10	0.08%	63	0.09%
Nebraska	3,200,278.89	0.25%	203	0.27%
Nevada	20,735,217.36	1.60%	1,090	1.47%
New Hampshire	4,833,645.15	0.37%	336	0.45%
New Jersey	26,089,058.34	2.01%	1,508	2.03%
New Mexico	11,758,306.42	0.91%	648	0.87%
New York	51,680,676.47	3.98%	3,105	4.19%
North Carolina	42,278,987.50	3.26%	2,352	3.17%
Ohio	64,368,868.53	4.96%	4,206	5.67%
Oklahoma	16,221,541.27	1.25%	942	1.27%
Oregon	9,735,855.23	0.75%	582	0.79%
Pennsylvania	62,355,664.81	4.81%	3,789	5.11%
Rhode Island	3,814,984.99	0.29%	234	0.32%
South Carolina	18,650,088.93	1.44%	1,069	1.44%
South Dakota	1,511,966.01	0.12%	104	0.14%
Tennessee	26,826,769.33	2.07%	1,558	2.10%
Texas	169,660,748.73	13.08%	8,991	12.13%
Utah	5,040,013.95	0.39%	277	0.37%
Vermont	2,010,901.55	0.16%	125	0.17%
Virginia	21,042,608.59	1.62%	1,254	1.69%
Washington	20,765,305.27	1.60%	1,131	1.53%
West Virginia	10,862,384.60	0.84%	686	0.93%
Wisconsin	16,541,953.50	1.28%	1,089	1.47%
Wyoming	1,211,731.55	0.09%	65	0.09%
Other (3)	1,075,766.83	0.08%	64	0.09%

TOTAL	$1,297,297,533.45	100.00%	74,116	100.00%

(1)	Aggregate Principal Balances include some portion of accrued interest.
(2)	Percentages may not add to 100% because of rounding.
(3)	States with aggregate principal balances less than $1,000,000.